Share-based payments (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Information about Awards Granted

	APP			LTIP
	Binomial valuation model			Monte Carlo Simulation and Binomial valuation model
	2019	2018	2017	2019	2018	2017
Weighted average share price	4,597.0p	4,645.0p	3,781.0p	4,850.0p	4,774.0p	4,300.0p

Expected dividend yield	n/a	n/a	n/a	2.16%	2.27%	2.05%

Risk-free interest rate				0.72%	0.84%	0.10%

Volatility a				19%	25%	24%

Term (years)	3.0	3.0	3.0	3.0	3.0	3.0

a	The expected volatility was determined by calculating the historical volatility of the Company’s share price corresponding to the expected life of the share award.

Summary of Movements in Awards Outstanding Under the Schemes
Movements in the awards outstanding under the schemes are as follows:

	APP	LTIP
	Number of shares thousands	Performance-related awards Number of shares thousands	Restricted stock units Number of shares thousands
Outstanding at 1 January 2017	685	4,201	449

Granted	235	280	525

Vested	(263)	(928)	—

Share capital consolidation	(21)	—	—

Lapsed or cancelled	(20)	(1,160)	(58)

Outstanding at 31 December 2017	616	2,393	916

Granted	176	257	527

Vested	(199)	(702)	—

Lapsed or cancelled	(2)	(860)	(142)

Outstanding at 31 December 2018	591	1,088	1,301

Granted	217	287	540

Vested	(276)	(293)	(422)

Share capital consolidation	(21)	—	—

Lapsed or cancelled	(15)	(387)	(144)

Outstanding at 31 December 201 9	496	695	1,275

Fair value of awards granted during the year (cents)
2019	5,888.7	4,985.6	5,862.1

2018	6,066.2	4,748.7	5,966.0

2017	4,959.3	4,133.2	5,251.0

Weighted average remaining contract life (years)
At 31 December 2019	1.1	1.3	1.2

At 31 December 2018	1.0	0.8	1.2

At 31 December 2017	1.2	0.6	1.7